Note 15 - Discontinued Operations (Details) - Changes in the Amount of Tropical Shipping’s Goodwill (Tropical Shipping [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Tropical Shipping [Member]
Goodwill [Line Items]
Goodwill - December 31	$ 61	$ 61	$ 77
Adjustments to initial Nicor purchase price allocation and other	$ (16)